                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number: ______________
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar Morris Township, New Jersey August 11, 2003
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      74

Form 13F Information Table Value Total:   $378,368
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
1.       28-7176                   Allied Capital Management LLC

                                   13F REPORT
                                  JUNE 30, 2003
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                       COLUMN 2  COLUMN 3  COLUMN 4    COLUMN 5                    COLUMN 6   COLUMN 7
                               TITLE OF   CUSIP     VALUE      SHRS OR                    INVESTMENT    OTHER
NAME OF ISSUER                  CLASS     NUMBER   (x$1000)    PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS
--------------------------------------------------------------------------------------------------------------
AT&T WIRELESS                    COM    00209A106    7471      910,000    SH       N/A     DEFINED     DEFINED
ALTRIA GROUP INC                 COM    02209S103    6180      136,000    SH       N/A     DEFINED     DEFINED
AMBAC FINANCIAL GROUP            COM    023139108    2935       44,300    SH       N/A     DEFINED     DEFINED
AMERICAN GREETINGS CORP          COM    026375105    4501      229,200    SH       N/A     DEFINED     DEFINED
ANADARKO PETRO CORP              COM    032511107    6853      154,100    SH       N/A     DEFINED     DEFINED
APOGEE ENTERPRISES INC           COM    037598109       1          100    SH       N/A     DEFINED     DEFINED
BANK OF AMERICA                  COM    060505104    8219      104,000    SH       N/A     DEFINED     DEFINED
BARD CR                          COM    067383109    5584       78,300    SH       N/A     DEFINED     DEFINED
BAUSCH & LOMB INC                COM    071707103    6161      164,300    SH       N/A     DEFINED     DEFINED
BECTON DICKINSON                 COM    075887109    5808      149,500    SH       N/A     DEFINED     DEFINED
BLOCK (H&R)INC                   COM    093671105    5190      120,000    SH       N/A     DEFINED     DEFINED
BRISTOL MYERS SQUIBB             COM    110122108    7168      264,000    SH       N/A     DEFINED     DEFINED
CIGNA CORP                       COM    125509109    6079      129,500    SH       N/A     DEFINED     DEFINED
CVS CORP                         COM    126650100    4905      175,000    SH       N/A     DEFINED     DEFINED
CAREMARK RX INC                  COM    141705103    5393      210,000    SH       N/A     DEFINED     DEFINED
CHEVRONTEXACO CORP               COM    166764100    6216       86,100    SH       N/A     DEFINED     DEFINED
CONOCOPHILIPS                    COM    20825C104    6251      114,074    SH       N/A     DEFINED     DEFINED
CONSTELLATION BRANDS INC         COM    21036P108    6264      199,500    SH       N/A     DEFINED     DEFINED
CONSTELLATION ENERGY GRP         COM    210371100    6174      180,000    SH       N/A     DEFINED     DEFINED
DARDEN RESTAURANTS               COM    237194105    1139       60,000    SH       N/A     DEFINED     DEFINED
DEAN FOODS                       COM    242370104    6379      202,500    SH       N/A     DEFINED     DEFINED
DELPHI CORP                      COM    247126105    4604      533,500    SH       N/A     DEFINED     DEFINED
EASTMAN KODAK                    COM    277461109    3829      140,000    SH       N/A     DEFINED     DEFINED
EL PASO CORP                     COM    28336L109    3313      410,000    SH       N/A     DEFINED     DEFINED
FISHER SCIENTIFIC INTL INC       COM    338032204    5619      161,000    SH       N/A     DEFINED     DEFINED
GAP INC                          COM    364760108    6677      355,900    SH       N/A     DEFINED     DEFINED
HCA-HEALTHCARE CO                COM    404119109    6568      205,000    SH       N/A     DEFINED     DEFINED
HANCOCK JOHN INC                 COM    41014S106     838       27,282    SH       N/A     DEFINED     DEFINED
HARRAHS ENTMT INC                COM    413619107    3847       95,600    SH       N/A     DEFINED     DEFINED
HEWLETT-PACKARD CO               COM    428236103    9308      437,000    SH       N/A     DEFINED     DEFINED
HOME DEPOT                       COM    437076102    8151      246,100    SH       N/A     DEFINED     DEFINED
ITT INDS INC                     COM    450911102    3194       48,800    SH       N/A     DEFINED     DEFINED
INGRAM MICRO INC                 COM    457153104    4224      384,000    SH       N/A     DEFINED     DEFINED
INTL FLAVORS&FRANGRANCES         COM    459506101    4259      133,400    SH       N/A     DEFINED     DEFINED
INTERWOVEN INC                   COM    46114T102      77       34,800    SH       N/A     DEFINED     DEFINED
JP MORGAN CHASE                  COM    46625H100    8237      241,000    SH       N/A     DEFINED     DEFINED
JEFFERSON PILOT                  COM    475070108    4449      107,300    SH       N/A     DEFINED     DEFINED
JOHNSON & JOHNSON                COM    478160104    6995      135,300    SH       N/A     DEFINED     DEFINED
JOHNSON CTLS INC                 COM    478366107    6574       76,800    SH       N/A     DEFINED     DEFINED
LA Z BOY INC                     COM    505336107    2842      127,000    SH       N/A     DEFINED     DEFINED
LABORATORY CORP                  COM    50540R409    6271      208,000    SH       N/A     DEFINED     DEFINED
LIMITED BRANDS                   COM    532716107    5079      327,700    SH       N/A     DEFINED     DEFINED
MBNA CORP                        COM    55262L100    6273      301,000    SH       N/A     DEFINED     DEFINED
MARSH & MCLENNAN                 COM    571748102    5618      110,000    SH       N/A     DEFINED     DEFINED
MASCO CORP                       COM    574599106    5266      220,800    SH       N/A     DEFINED     DEFINED


COLUMN 1                           COLUMN 8
                               VOTING AUTHORITY
NAME OF ISSUER                   SOLE      SHARED  NONE
-------------------------------------------------------
AT&T WIRELESS                   910,000
ALTRIA GROUP INC                136,000
AMBAC FINANCIAL GROUP            44,300
AMERICAN GREETINGS CORP         229,200
ANADARKO PETRO CORP             154,100
APOGEE ENTERPRISES INC              100
BANK OF AMERICA                 104,000
BARD CR                          78,300
BAUSCH & LOMB INC               164,300
BECTON DICKINSON                149,500
BLOCK (H&R)INC                  120,000
BRISTOL MYERS SQUIBB            264,000
CIGNA CORP                      129,500
CVS CORP                        175,000
CAREMARK RX INC                 210,000
CHEVRONTEXACO CORP               86,100
CONOCOPHILIPS                   114,074
CONSTELLATION BRANDS INC        199,500
CONSTELLATION ENERGY GRP        180,000
DARDEN RESTAURANTS               60,000
DEAN FOODS                      202,500
DELPHI CORP                     533,500
EASTMAN KODAK                   140,000
EL PASO CORP                    410,000
FISHER SCIENTIFIC INTL INC      161,000
GAP INC                         355,900
HCA-HEALTHCARE CO               205,000
HANCOCK JOHN INC                 27,282
HARRAHS ENTMT INC                95,600
HEWLETT-PACKARD CO              437,000
HOME DEPOT                      246,100
ITT INDS INC                     48,800
INGRAM MICRO INC                384,000
INTL FLAVORS&FRANGRANCES        133,400
INTERWOVEN INC                   34,800
JP MORGAN CHASE                 241,000
JEFFERSON PILOT                 107,300
JOHNSON & JOHNSON               135,300
JOHNSON CTLS INC                 76,800
LA Z BOY INC                    127,000
LABORATORY CORP                 208,000
LIMITED BRANDS                  327,700
MBNA CORP                       301,000
MARSH & MCLENNAN                110,000
MASCO CORP                      220,800

                                   13F REPORT
                                  JUNE 30, 2003
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                       COLUMN 2  COLUMN 3  COLUMN 4    COLUMN 5                    COLUMN 6   COLUMN 7
                               TITLE OF   CUSIP     VALUE      SHRS OR                    INVESTMENT    OTHER
NAME OF ISSUER                  CLASS     NUMBER   (x$1000)    PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS
--------------------------------------------------------------------------------------------------------------
MATTEL INC                       COM    577081102    6298      332,900    SH       N/A     DEFINED     DEFINED
METLIFE INC                      COM    59156R108    2393       84,500    SH       N/A     DEFINED     DEFINED
MICROSOFT                        COM    594918104    6431      251,100    SH       N/A     DEFINED     DEFINED
MOTOROLA INC                     COM    620076109    7184      761,800    SH       N/A     DEFINED     DEFINED
NEWELL RUBBERMAID                COM    651229106    2156       77,000    SH       N/A     DEFINED     DEFINED
NORFOLK SOUTHERN CORP            COM    655844108    4512      235,000    SH       N/A     DEFINED     DEFINED
OMNICARE INC                     COM    681904108    3882      114,900    SH       N/A     DEFINED     DEFINED
ORBITAL SCIENCES                 COM    668074107      16        4,659    SH       N/A     DEFINED     DEFINED
PENTAIR INC                      COM    709631105    4285      109,700    SH       N/A     DEFINED     DEFINED
PEPSICO INC                      COM    713448108    3004       67,500    SH       N/A     DEFINED     DEFINED
PFIZER INC                       COM    717081103    9357      274,000    SH       N/A     DEFINED     DEFINED
POPULAR INC                      COM    733174106    6252      162,000    SH       N/A     DEFINED     DEFINED
SBC COMMUNICATIONS INC           COM    78387G103    6643      260,000    SH       N/A     DEFINED     DEFINED
SK TELECOM                       ADR    78440P108     660       35,000    SH       N/A     DEFINED     DEFINED
ST PAUL COS INC                  COM    792860108    7280      199,400    SH       N/A     DEFINED     DEFINED
SARA LEE CORP                    COM    803111103    6772      360,000    SH       N/A     DEFINED     DEFINED
SEALED AIR CORP                  PFD    81211K209    2181       42,800    SH       N/A     DEFINED     DEFINED
STORAGE TECHNOLOGY CORP          COM    862111200    5910      229,600    SH       N/A     DEFINED     DEFINED
SUPERVALU INC                    COM    868536103    4820      226,100    SH       N/A     DEFINED     DEFINED
TENET HEALTHCARE CORP            COM    88033G100    2621      225,000    SH       N/A     DEFINED     DEFINED
TEVA PHARMACEUTICALS             ADR    881624209    8443      148,300    SH       N/A     DEFINED     DEFINED
TOYS R US INC                    COM    892335100    6528      538,600    SH       N/A     DEFINED     DEFINED
US BANCORP                       COM    902973304    5978      244,000    SH       N/A     DEFINED     DEFINED
UNION PACIFIC CORP               COM    907818108    4874       84,000    SH       N/A     DEFINED     DEFINED
UNUMPROVIDENT CORP               COM    91529Y106    5654      421,600    SH       N/A     DEFINED     DEFINED
UNUMPROVIDENT CORP               PFD    91529Y403      60        2,000    SH       N/A     DEFINED     DEFINED
VISHAY INTERTECHNOLOGY           COM    928298108    3429      259,800    SH       N/A     DEFINED     DEFINED
WELLPOINT HEALTH NETWORKS INC    COM    94973H108    7553       89,600    SH       N/A     DEFINED     DEFINED
INGERSOLL RAND CO                COM    G4776G101    6208      131,200    SH       N/A     DEFINED     DEFINED
                   GRAND TOTAL                     378368   14,749,815

COLUMN 1                           COLUMN 8
                               VOTING AUTHORITY
NAME OF ISSUER                   SOLE      SHARED  NONE
-------------------------------------------------------
MATTEL INC                      332,900
METLIFE INC                      84,500
MICROSOFT                       251,100
MOTOROLA INC                    761,800
NEWELL RUBBERMAID                77,000
NORFOLK SOUTHERN CORP           235,000
OMNICARE INC                    114,900
ORBITAL SCIENCES                  4,659
PENTAIR INC                     109,700
PEPSICO INC                      67,500
PFIZER INC                      274,000
POPULAR INC                     162,000
SBC COMMUNICATIONS INC          260,000
SK TELECOM                       35,000
ST PAUL COS INC                 199,400
SARA LEE CORP                   360,000
SEALED AIR CORP                  42,800
STORAGE TECHNOLOGY CORP         229,600
SUPERVALU INC                   226,100
TENET HEALTHCARE CORP           225,000
TEVA PHARMACEUTICALS            148,300
TOYS R US INC                   538,600
US BANCORP                      244,000
UNION PACIFIC CORP               84,000
UNUMPROVIDENT CORP              421,600
UNUMPROVIDENT CORP                2,000
VISHAY INTERTECHNOLOGY          259,800
WELLPOINT HEALTH NETWORKS INC    89,600
INGERSOLL RAND CO               131,200
                   GRAND TOTAL